DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.9%
Communication Services
— 1.1%
Beijing Enlight Media Co. Ltd.,
Class A
767,000 2,178,860
China United Network
Communications Ltd., Class A
8,640,981 6,196,554
Focus Media Information
Technology Co. Ltd., Class A
5,250,779 5,410,847
Kunlun Tech Co. Ltd., Class A *
484,618 4,315,815
Mango Excellent Media Co. Ltd.,
Class A
393,822 1,399,444
(Cost $15,299,097)
19,501,520
Consumer Discretionary
— 6.3%
Beijing Roborock Technology Co.
Ltd., Class A
105,269 2,195,492
BYD Co. Ltd., Class A
1,345,916 17,522,204
China Tourism Group Duty Free
Corp. Ltd., Class A
493,564 5,796,860
Chongqing Changan Automobile
Co. Ltd., Class A
2,581,692 4,161,804
Fuyao Glass Industry Group Co.
Ltd., Class A
823,449 7,249,294
Great Wall Motor Co. Ltd., Class
A
723,323 2,161,266
Gree Electric Appliances, Inc. of
Zhuhai, Class A
2,234,853 12,198,961
Guangzhou Automobile Group
Co. Ltd., Class A
1,238,739 1,453,442
Haier Smart Home Co. Ltd.,
Class A
1,958,702 7,337,085
Huali Industrial Group Co. Ltd.,
Class A
89,860 624,096
Huayu Automotive Systems Co.
Ltd., Class A
816,030 2,299,112
Huizhou Desay Sv Automotive
Co. Ltd., Class A
160,834 2,907,782
Midea Group Co. Ltd., Class A
2,449,105 28,071,976
Ningbo Tuopu Group Co. Ltd.,
Class A
440,756 4,356,905
SAIC Motor Corp. Ltd., Class A
2,285,756 4,774,173
Sailun Group Co. Ltd., Class A
1,378,100 3,157,587
Seres Group Co. Ltd., Class A
407,344 6,371,828
Zhejiang China Commodities
City Group Co. Ltd., Class A
1,371,866 2,971,342
(Cost $77,450,710)
115,611,209
Consumer Staples — 7.8%
Anhui Gujing Distillery Co. Ltd.,
Class A
85,109 1,503,613
Eastroc Beverage Group Co.
Ltd., Class A
104,040 3,663,089
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
887,653 4,652,486
Guangdong Haid Group Co. Ltd.,
Class A
423,422 3,382,636
Number
of Shares Value $
Henan Shuanghui Investment &
Development Co. Ltd., Class A
587,227 2,249,331
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
3,182,054 12,095,872
Jiangsu King's Luck Brewery JSC
Ltd., Class A
360,271 1,640,973
Jiangsu Yanghe Distillery Co.
Ltd., Class A
292,867 2,270,932
Kweichow Moutai Co. Ltd.,
Class A
305,809 64,854,677
Luzhou Laojiao Co. Ltd., Class A
368,924 5,941,845
Muyuan Foods Co. Ltd., Class A
1,352,092 9,242,749
New Hope Liuhe Co. Ltd., Class
A
968,369 1,229,365
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
246,353 5,786,424
Tsingtao Brewery Co. Ltd., Class
A
180,097 1,639,835
Wens Foodstuff Group Co. Ltd.,
Class A
2,657,118 6,188,846
Wuliangye Yibin Co. Ltd., Class A
963,242 14,608,296
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
321,470 1,378,027
(Cost $92,667,097)
142,328,996
Energy — 2.5%
China Coal Energy Co. Ltd.,
Class A
935,834 2,069,219
China Merchants Energy
Shipping Co. Ltd., Class A
1,608,600 3,807,642
China Oilfield Services Ltd.,
Class A
337,885 830,819
China Petroleum & Chemical
Corp., Class A
7,232,314 6,809,761
China Shenhua Energy Co. Ltd.,
Class A
1,691,368 10,418,128
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
889,364 2,667,761
PetroChina Co. Ltd., Class A
5,678,282 8,988,120
Shaanxi Coal Industry Co. Ltd.,
Class A
1,979,669 6,838,534
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,450,750 1,552,068
Yankuang Energy Group Co. Ltd.,
Class A
960,980 2,481,991
(Cost $23,522,899)
46,464,043
Financials — 21.3%
Agricultural Bank of China Ltd.,
Class A
14,099,683 13,152,594
Bank of Beijing Co. Ltd., Class A
7,426,507 5,834,389
Bank of Chengdu Co. Ltd., Class
A
1,303,856 3,072,994
Bank of China Ltd., Class A
7,056,600 5,430,646
Bank of Communications Co.
Ltd., Class A
13,050,959 12,459,649
Bank of Hangzhou Co. Ltd.,
Class A
2,545,677 6,029,465

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Bank of Jiangsu Co. Ltd., Class A
7,295,460 11,005,635
Bank of Nanjing Co. Ltd., Class A
3,058,290 5,014,796
Bank of Ningbo Co. Ltd., Class A
1,632,034 7,443,152
Bank of Shanghai Co. Ltd., Class
A
4,923,065 6,945,972
Beijing Compass Technology
Development Co. Ltd., Class
A *
180,800 3,057,671
Capital Securities Co. Ltd., Class
A
272,700 727,375
China CITIC Bank Corp. Ltd.,
Class A
2,599,022 2,727,499
China Construction Bank Corp.,
Class A
4,434,775 5,552,478
China Everbright Bank Co. Ltd.,
Class A
9,269,073 4,377,271
China Galaxy Securities Co. Ltd.,
Class A
1,131,617 2,409,749
China International Capital Corp.
Ltd., Class A
588,610 2,972,712
China Life Insurance Co. Ltd.,
Class A
844,430 5,474,576
China Merchants Bank Co. Ltd.,
Class A
6,063,633 34,247,328
China Merchants Securities Co.
Ltd., Class A
1,851,387 4,479,477
China Minsheng Banking Corp.
Ltd., Class A
12,438,797 7,034,483
China Pacific Insurance Group
Co. Ltd., Class A
1,690,080 10,053,006
China Zheshang Bank Co. Ltd.,
Class A
7,583,840 3,294,029
Chongqing Rural Commercial
Bank Co. Ltd., Class A
2,742,530 2,594,288
Cinda Securities Co. Ltd., Class
A
476,300 1,229,480
CITIC Securities Co. Ltd., Class A
4,862,323 19,397,273
CNPC Capital Co. Ltd., Class A
1,305,100 1,729,138
CSC Financial Co. Ltd., Class A
692,461 2,407,164
East Money Information Co. Ltd.,
Class A
6,342,718 20,819,288
Everbright Securities Co. Ltd.,
Class A
1,018,894 2,471,181
Founder Securities Co. Ltd.,
Class A
2,087,096 2,336,284
GF Securities Co. Ltd., Class A
1,488,253 4,520,605
Guolian Minsheng Securities Co.
Ltd., Class A
847,100 1,216,166
Guosen Securities Co. Ltd.,
Class A
1,515,618 2,774,607
Guotai Haitong Securities Co.
Ltd.
5,534,883 15,271,480
Hithink RoyalFlush Information
Network Co. Ltd., Class A
108,995 5,280,042
Hongta Securities Co. Ltd.,
Class A
608,200 723,367
Huatai Securities Co. Ltd., Class
A
2,898,647 9,032,856
Number
of Shares Value $
Huaxia Bank Co. Ltd., Class A
3,224,293 3,144,001
Industrial & Commercial Bank of
China Ltd., Class A
15,874,051 16,010,907
Industrial Bank Co. Ltd., Class A
8,273,770 22,080,752
Industrial Securities Co. Ltd.,
Class A
3,559,823 3,502,307
New China Life Insurance Co.
Ltd., Class A
425,953 4,693,595
Orient Securities Co. Ltd., Class
A
2,642,673 3,894,186
People's Insurance Co. Group of
China Ltd., Class A
1,653,898 2,065,911
Ping An Bank Co. Ltd., Class A
4,851,156 7,707,150
Ping An Insurance Group Co. of
China Ltd., Class A
5,194,510 47,766,914
Postal Savings Bank of China
Co. Ltd., Class A
5,451,800 3,949,284
SDIC Capital Co. Ltd., Class A
1,097,229 1,193,049
Shanghai Pudong Development
Bank Co. Ltd., Class A
6,490,779 9,195,708
Shanghai Rural Commercial
Bank Co. Ltd., Class A
2,810,900 3,445,589
Shenwan Hongyuan Group Co.
Ltd., Class A
4,537,887 3,313,702
Zheshang Securities Co. Ltd.,
Class A
1,380,250 2,146,566
Zhongtai Securities Co. Ltd.,
Class A
1,595,345 1,490,509
(Cost $282,807,688)
390,200,295
Health Care — 5.0%
Aier Eye Hospital Group Co. Ltd.,
Class A
2,458,794 3,798,832
Beijing Tiantan Biological
Products Corp. Ltd., Class A
544,334 1,294,021
Beijing Tong Ren Tang Co. Ltd.,
Class A
374,396 1,679,117
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
182,365 1,089,535
Changchun High-Tech Industry
Group Co. Ltd., Class A
157,538 2,199,059
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
361,231 1,520,562
Chongqing Zhifei Biological
Products Co. Ltd., Class A *
637,834 1,607,403
Hangzhou Tigermed Consulting
Co. Ltd., Class A
266,534 2,316,927
Huadong Medicine Co. Ltd.,
Class A
465,468 2,438,316
Imeik Technology Development
Co. Ltd., Class A
80,987 1,685,407
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,205,221 18,179,570
Pharmaron Beijing Co. Ltd.,
Class A
540,585 2,332,264

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
676,922 2,612,635
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
424,083 1,063,167
Shanghai RAAS Blood Products
Co. Ltd., Class A
2,837,534 2,601,440
Shanghai United Imaging
Healthcare Co. Ltd., Class A
250,479 4,771,654
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
305,890 8,289,216
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
205,721 1,569,103
Sichuan Biokin Pharmaceutical
Co. Ltd., Class A *
42,065 1,622,306
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
577,300 2,569,761
WuXi AppTec Co. Ltd., Class A
1,212,228 17,317,164
Yunnan Baiyao Group Co. Ltd.,
Class A
492,682 4,024,986
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
162,060 3,855,889
(Cost $81,382,057)
90,438,334
Industrials — 17.2%
AECC Aviation Power Co. Ltd.,
Class A
793,435 6,608,056
Air China Cargo Co. Ltd., Class A
714,200 623,546
Air China Ltd., Class A *
1,982,537 2,430,185
Beijing New Building Materials
PLC, Class A
549,097 2,240,134
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
15,075,526 10,876,765
China CSSC Holdings Ltd.,
Class A
2,276,865 12,527,843
China Eastern Airlines Corp.
Ltd., Class A *
4,408,445 3,681,816
China Energy Engineering Corp.
Ltd., Class A
7,212,277 2,670,104
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
1,046,037 1,477,382
China National Chemical
Engineering Co. Ltd., Class A
2,152,106 2,929,764
China Railway Group Ltd., Class
A
5,431,502 4,987,496
China Southern Airlines Co. Ltd.,
Class A *
2,856,266 3,055,743
China State Construction
Engineering Corp. Ltd., Class
A
10,459,907 7,683,878
Contemporary Amperex
Technology Co. Ltd., Class A
1,297,147 64,662,141
COSCO SHIPPING Holdings Co.
Ltd., Class A
3,168,517 6,932,004
CRRC Corp. Ltd., Class A
6,429,316 5,894,372
Daqin Railway Co. Ltd., Class A
6,424,255 4,775,458
Number
of Shares Value $
Dongfang Electric Corp. Ltd.,
Class A
668,164 3,610,170
Eve Energy Co. Ltd., Class A
622,773 5,657,818
Goneo Group Co. Ltd., Class A
209,132 1,327,488
Gotion High-tech Co. Ltd., Class
A
555,926 3,070,989
Jiangsu Expressway Co. Ltd.,
Class A
281,523 492,399
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
272,440 4,480,408
Jiangsu Zhongtian Technology
Co. Ltd., Class A
1,458,400 6,194,244
Kuang-Chi Technologies Co.
Ltd., Class A *
786,200 5,490,113
Metallurgical Corp. of China
Ltd., Class A
3,806,158 1,780,795
NARI Technology Co. Ltd., Class
A
2,146,725 8,542,031
Ningbo Deye Technology Co.
Ltd., Class A
183,536 2,795,501
Ningbo Zhoushan Port Co. Ltd.,
Class A
2,501,500 1,556,863
Power Construction Corp. of
China Ltd., Class A
4,307,628 3,597,617
Qingdao Port International Co.
Ltd., Class A
484,900 657,997
Sany Heavy Industry Co. Ltd.,
Class A
3,033,388 10,235,311
SF Holding Co. Ltd., Class A
1,212,075 6,690,320
Shanghai International Airport
Co. Ltd., Class A
745,173 3,313,762
Shanghai International Port
Group Co. Ltd., Class A
1,724,147 1,279,128
Shenzhen Inovance Technology
Co. Ltd., Class A
969,493 10,304,179
Sichuan Road & Bridge Group
Co. Ltd., Class A
1,368,499 1,982,681
Sieyuan Electric Co. Ltd., Class A
315,780 9,869,434
Spring Airlines Co. Ltd., Class A
240,491 1,927,896
Sungrow Power Supply Co. Ltd.,
Class A
711,970 14,995,178
TBEA Co. Ltd., Class A
2,509,778 11,098,722
Weichai Power Co. Ltd., Class A
2,731,470 11,091,738
XCMG Construction Machinery
Co. Ltd., Class A
4,719,945 8,434,309
YTO Express Group Co. Ltd.,
Class A
793,943 2,269,285
Yutong Bus Co. Ltd., Class A
710,600 3,075,087
Zhejiang Chint Electrics Co. Ltd.,
Class A
580,592 2,795,975
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
749,256 8,585,890
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
1,120,617 8,364,386
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
171,737 1,486,868

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
2,795,453 4,070,425
(Cost $201,809,343)
315,181,694
Information Technology
— 23.5%
360 Security Technology, Inc.,
Class A
1,918,268 3,466,993
ACM Research Shanghai, Inc.,
Class A
59,514 1,494,085
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
223,905 11,509,119
Anker Innovations Technology
Co. Ltd., Class A
125,100 1,764,494
Avary Holding Shenzhen Co.
Ltd., Class A
380,943 3,275,371
Beijing Kingsoft Office Software,
Inc., Class A
122,322 5,369,378
BOE Technology Group Co. Ltd.,
Class A
19,832,135 12,949,993
Cambricon Technologies Corp.
Ltd., Class A *
104,009 17,858,225
Chaozhou Three-Circle Group
Co. Ltd., Class A
710,543 6,534,943
China Railway Signal &
Communication Corp. Ltd.,
Class A
2,449,229 2,041,961
China Resources
Microelectronics Ltd., Class A
324,739 2,702,668
CSI Solar Co. Ltd., Class A
795,948 1,685,669
Empyrean Technology Co. Ltd.,
Class A
122,600 1,804,462
Eoptolink Technology, Inc. Ltd.,
Class A
486,680 25,526,963
Foxconn Industrial Internet Co.
Ltd., Class A
1,960,150 15,913,531
GigaDevice Semiconductor, Inc.,
Class A
336,765 14,725,508
GoerTek, Inc., Class A
1,309,921 5,189,394
Hangzhou Silan Microelectronics
Co. Ltd., Class A
802,127 3,763,450
Huaqin Technology Co. Ltd.,
Class A
229,014 3,076,619
Hundsun Technologies, Inc.,
Class A
866,540 3,791,590
Hygon Information Technology
Co. Ltd., Class A
462,045 17,583,819
IEIT Systems Co. Ltd., Class A
570,687 5,313,552
Iflytek Co. Ltd., Class A
1,276,400 10,384,814
Isoftstone Information
Technology Group Co. Ltd.,
Class A
397,953 2,871,171
JA Solar Technology Co. Ltd.,
Class A *
1,157,082 2,040,665
JCET Group Co. Ltd., Class A
798,489 5,605,024
Jinko Solar Co. Ltd., Class A *
2,450,979 2,693,600
Number
of Shares Value $
Lens Technology Co. Ltd., Class
A
1,061,778 5,442,873
Lingyi iTech Guangdong Co.,
Class A
1,928,860 4,323,935
LONGi Green Energy Technology
Co. Ltd., Class A *
3,109,025 8,301,790
Loongson Technology Corp. Ltd.,
Class A *
103,273 2,389,285
Luxshare Precision Industry Co.
Ltd., Class A
2,522,225 18,462,164
Maxscend Microelectronics Co.
Ltd., Class A
266,117 3,110,390
Montage Technology Co. Ltd.,
Class A
587,023 13,993,544
National Silicon Industry Group
Co. Ltd., Class A *
1,034,007 3,273,448
NAURA Technology Group Co.
Ltd., Class A
220,341 15,154,757
OmniVision Integrated Circuits
Group, Inc.
458,068 8,212,154
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
430,460 6,486,843
Rockchip Electronics Co. Ltd.,
Class A
117,600 3,084,818
SG Micro Corp., Class A
249,051 2,496,736
Shanghai Baosight Software Co.
Ltd., Class A
619,056 2,181,766
Shengyi Technology Co. Ltd.,
Class A
627,798 6,323,870
Shennan Circuits Co. Ltd., Class
A
141,096 5,870,594
Shenzhen Transsion Holdings
Co. Ltd., Class A
317,641 2,676,466
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
643,800 8,027,736
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
232,763 12,508,613
TCL Technology Group Corp.,
Class A
11,183,254 8,101,150
Tongwei Co. Ltd., Class A * (a)
1,396,589 3,696,635
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
394,892 4,587,316
Unisplendour Corp. Ltd., Class A
1,195,835 4,523,043
Victory Giant Technology
Huizhou Co. Ltd., Class A
300,897 13,335,190
WUS Printed Circuit Kunshan
Co. Ltd., Class A
685,899 8,357,734
Xinjiang Daqo New Energy Co.
Ltd., Class A *
375,388 1,307,676
Yealink Network Technology
Corp. Ltd., Class A
380,837 2,086,018
Yonyou Network Technology Co.
Ltd., Class A *
1,161,019 2,406,362
Zhejiang Dahua Technology Co.
Ltd., Class A
1,347,501 3,782,749

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2026 (Unaudited)
HiddenRow
Number
of Shares Value $
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
389,891 3,167,614
Zhongji Innolight Co. Ltd., Class
A
544,726 42,397,616
ZTE Corp., Class A
1,617,051 9,109,516
(Cost $214,605,410)
430,117,462
Materials — 11.6%
Aluminum Corp. of China Ltd.,
Class A
4,004,318 8,007,643
Anhui Conch Cement Co. Ltd.,
Class A
1,244,267 4,635,499
Baoshan Iron & Steel Co. Ltd.,
Class A
4,412,743 4,630,876
China Jushi Co. Ltd., Class A
1,211,513 4,774,818
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,253,022 11,396,339
Citic Pacific Special Steel Group
Co. Ltd., Class A
476,972 1,253,461
CMOC Group Ltd., Class A
4,316,472 15,093,198
Ganfeng Lithium Group Co. Ltd.,
Class A
568,247 6,054,477
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
721,348 4,445,308
Hengli Petrochemical Co. Ltd.,
Class A
1,053,795 3,947,402
Hoshine Silicon Industry Co.
Ltd., Class A
164,514 1,230,105
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A
11,383,827 5,375,952
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
1,360,284 2,581,444
Jiangxi Copper Co. Ltd., Class A
529,901 4,482,747
LB Group Co. Ltd., Class A
912,190 3,104,519
Ningxia Baofeng Energy Group
Co. Ltd., Class A
1,165,474 4,065,064
Qinghai Salt Lake Industry Co.
Ltd., Class A *
1,640,489 9,133,952
Rongsheng Petrochemical Co.
Ltd., Class A
1,612,637 3,666,767
Satellite Chemical Co. Ltd.,
Class A
867,087 2,954,808
Shandong Gold Mining Co. Ltd.,
Class A
905,190 6,241,870
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
775,061 4,360,590
Shandong Nanshan Aluminum
Co. Ltd., Class A
3,717,380 3,836,121
Shanjin International Gold Co.
Ltd., Class A
874,600 3,949,235
Tianqi Lithium Corp., Class A *
521,509 4,302,296
Tongling Nonferrous Metals
Group Co. Ltd., Class A
4,174,500 4,825,027
Wanhua Chemical Group Co.
Ltd., Class A
938,568 12,722,451
Yunnan Aluminium Co. Ltd.,
Class A
1,058,647 4,814,241
Number
of Shares Value $
Zangge Mining Co. Ltd., Class A
404,901 5,084,832
Zhejiang Juhua Co. Ltd., Class A
695,780 4,218,785
Zhejiang NHU Co. Ltd., Class A
876,408 4,023,824
Zhongjin Gold Corp. Ltd., Class A
1,458,573 6,768,981
Zijin Mining Group Co. Ltd.,
Class A
8,084,347 46,602,961
(Cost $87,243,390)
212,585,593
Real Estate — 0.6%
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
1,746,305 2,522,411
China Vanke Co. Ltd., Class A *
3,273,205 2,309,089
Hainan Airport Infrastructure Co.
Ltd., Class A
2,782,602 1,723,702
Poly Developments and
Holdings Group Co. Ltd.,
Class A
3,668,486 3,635,949
(Cost $13,426,313)
10,191,151
Utilities — 3.0%
CGN Power Co. Ltd., Class A
4,484,484 2,581,854
China National Nuclear Power
Co. Ltd., Class A
4,248,001 5,275,290
China Three Gorges Renewables
Group Co. Ltd., Class A
7,581,919 4,597,212
China Yangtze Power Co. Ltd.,
Class A
6,106,685 23,177,606
ENN Natural Gas Co. Ltd., Class
A
471,909 1,402,483
GD Power Development Co.
Ltd., Class A
4,693,478 3,358,909
Huadian New Energy Group Co.
Ltd., Class A
1,646,700 1,444,884
Huadian Power International
Corp. Ltd., Class A
2,104,633 1,564,475
Huaneng Lancang River
Hydropower, Inc., Class A
1,153,600 1,575,495
Huaneng Power International,
Inc., Class A
2,309,043 2,436,647
SDIC Power Holdings Co. Ltd.,
Class A
1,293,586 2,498,235
Sichuan Chuantou Energy Co.
Ltd., Class A
1,179,742 2,482,997
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
2,112,108 1,640,837
(Cost $40,899,410)
54,036,924
TOTAL COMMON STOCKS
(Cost $1,131,113,414)
1,826,657,221
TOTAL INVESTMENTS — 99.9%
(Cost $1,131,113,414)
1,826,657,221
Other assets and liabilities,
net — 0.1%
2,709,330
NET ASSETS — 100.0%
1,829,366,551

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2026 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
During the period ended February 28, 2026, the amount of transfers from Level 3 to Level 1 was $13,117,303. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $4,772,373. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
ASHR-PH3
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
JSC: Joint Stock Company
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,822,960,586 $ — $ 3,696,635 $ 1,826,657,221
TOTAL
$ 1,822,960,586 $ — $ 3,696,635 $ 1,826,657,221
(a)
See Schedule of Investments for additional detailed categorizations.